Invested Assets and Investment Income - Remaining Term to Maturity (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Cash and short-term securities	$ 26,703	$ 25,789	$ 20,338
Debt securities	214,114	210,621
Public equities	40,971	33,725
Mortgages	57,119	54,447
Private placements	51,782	49,668
Loans to Bank clients	2,735	2,310
Real estate	12,682	13,263
Other invested assets	53,822	52,674
Total invested assets (note 3)	459,928	442,497
Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	18,674	19,727
U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	27,266	28,654
Other government and agency
Disclosure of financial assets [line items]
Debt securities	37,482	35,470
Corporate
Disclosure of financial assets [line items]
Debt securities	128,430	124,962
Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	2,262	1,808
Own use property
Disclosure of financial assets [line items]
Real estate	2,631	2,674
Investment property
Disclosure of financial assets [line items]
Real estate	10,051	10,589
Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	49,029	47,863
Various other
Disclosure of financial assets [line items]
Other invested assets	4,793	4,811
Less than 1 year
Disclosure of financial assets [line items]
Cash and short-term securities	26,703	25,789
Debt securities	1,842	1,266
Public equities	0	0
Mortgages	6,572	4,741
Private placements	2,030	1,534
Loans to Bank clients	46	47
Total invested assets (note 3)	45,872	41,607
Less than 1 year | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	1,349	543
Less than 1 year | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	160	644
Less than 1 year | Other government and agency
Disclosure of financial assets [line items]
Debt securities	349	372
Less than 1 year | Corporate
Disclosure of financial assets [line items]
Debt securities	8,522	7,810
Less than 1 year | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	121	60
Less than 1 year | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
Less than 1 year | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
Less than 1 year | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	0	67
Less than 1 year | Various other
Disclosure of financial assets [line items]
Other invested assets	20	0
1 to 3 years
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Public equities	0	0
Mortgages	12,099	11,944
Private placements	6,001	5,093
Loans to Bank clients	9	13
Total invested assets (note 3)	36,892	37,223
1 to 3 years | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	1,082	2,282
1 to 3 years | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	798	640
1 to 3 years | Other government and agency
Disclosure of financial assets [line items]
Debt securities	1,054	1,208
1 to 3 years | Corporate
Disclosure of financial assets [line items]
Debt securities	15,619	15,763
1 to 3 years | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	212	260
1 to 3 years | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
1 to 3 years | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
1 to 3 years | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	18	0
1 to 3 years | Various other
Disclosure of financial assets [line items]
Other invested assets	0	20
3 to 5 years
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Public equities	0	0
Mortgages	9,922	10,478
Private placements	5,197	4,986
Loans to Bank clients	4	3
Total invested assets (note 3)	35,031	34,789
3 to 5 years | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	779	678
3 to 5 years | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	1,619	1,473
3 to 5 years | Other government and agency
Disclosure of financial assets [line items]
Debt securities	804	1,056
3 to 5 years | Corporate
Disclosure of financial assets [line items]
Debt securities	16,387	15,817
3 to 5 years | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	215	213
3 to 5 years | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
3 to 5 years | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
3 to 5 years | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	104	85
3 to 5 years | Various other
Disclosure of financial assets [line items]
Other invested assets	0	0
5 to 10 years
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Public equities	0	0
Mortgages	6,825	7,617
Private placements	10,796	10,463
Loans to Bank clients	0	0
Total invested assets (note 3)	67,744	67,851
5 to 10 years | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	3,888	3,339
5 to 10 years | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	2,625	4,699
5 to 10 years | Other government and agency
Disclosure of financial assets [line items]
Debt securities	3,155	3,566
5 to 10 years | Corporate
Disclosure of financial assets [line items]
Debt securities	36,055	33,818
5 to 10 years | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	388	450
5 to 10 years | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
5 to 10 years | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
5 to 10 years | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	287	276
5 to 10 years | Various other
Disclosure of financial assets [line items]
Other invested assets	3,725	3,623
Over 10 years
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Public equities	0	0
Mortgages	10,288	9,876
Private placements	27,718	27,500
Loans to Bank clients	0	0
Total invested assets (note 3)	157,964	154,487
Over 10 years | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	11,576	12,885
Over 10 years | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	22,064	21,198
Over 10 years | Other government and agency
Disclosure of financial assets [line items]
Debt securities	32,120	29,268
Over 10 years | Corporate
Disclosure of financial assets [line items]
Debt securities	51,847	51,754
Over 10 years | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	1,326	825
Over 10 years | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
Over 10 years | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
Over 10 years | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	504	524
Over 10 years | Various other
Disclosure of financial assets [line items]
Other invested assets	521	657
With no specific maturity
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Public equities	40,971	33,725
Mortgages	11,413	9,791
Private placements	40	92
Loans to Bank clients	2,676	2,247
Total invested assets (note 3)	116,425	106,540
With no specific maturity | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	0	0
With no specific maturity | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	0	0
With no specific maturity | Other government and agency
Disclosure of financial assets [line items]
Debt securities	0	0
With no specific maturity | Corporate
Disclosure of financial assets [line items]
Debt securities	0	0
With no specific maturity | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	0	0
With no specific maturity | Own use property
Disclosure of financial assets [line items]
Real estate	2,631	2,674
With no specific maturity | Investment property
Disclosure of financial assets [line items]
Real estate	10,051	10,589
With no specific maturity | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	48,116	46,911
With no specific maturity | Various other
Disclosure of financial assets [line items]
Other invested assets	$ 527	$ 511